AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 80.1%
	COMPUTERS — 1.2%
2,316	Zscaler, Inc.*	$417,829
	INTERNET — 22.5%
3,030	Alphabet, Inc. - Class C	577,033
13,899	Amazon.com, Inc.*	3,049,302
389	JD.com, Inc. - Class A	6,811
36,820	Meituan - Class B*,1	719,056
4,785	Meta Platforms, Inc. - Class A	2,801,665
3,185	Sea Ltd. - ADR*	337,929
5,598	Tencent Holdings Ltd.	300,512
		7,792,308
	REAL ESTATE — 2.0%
37,169	KE Holdings, Inc. - ADR	684,653
	SEMICONDUCTORS — 30.6%
2,168	Advanced Micro Devices, Inc.*	261,873
14,146	Broadcom, Inc.	3,279,608
8,734	MACOM Technology Solutions Holdings, Inc.*	1,134,634
2,548	Micron Technology, Inc.	214,440
22,365	NVIDIA Corp.	3,003,396
13,555	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,676,977
		10,570,928
	SOFTWARE — 23.8%
7,604	Cloudflare, Inc. - Class A*	818,799
1,325	Datadog, Inc. - Class A*	189,329
45,076	Gaotu Techedu, Inc. - ADR*	98,716
806	HubSpot, Inc.*	561,597
9,555	Klaviyo, Inc. - Class A*	394,048
3,295	Microsoft Corp.	1,388,843
2,305	MongoDB, Inc.*	536,627
1,945	Oracle Corp.	324,115
385	ServiceNow, Inc.*	408,146
5,816	Snowflake, Inc. - Class A*	898,049
3,429	Synopsys, Inc.*	1,664,299
3,407	Take-Two Interactive Software, Inc.*	627,161
13,471	Unity Software, Inc.*	302,693
		8,212,422
	TOTAL COMMON STOCKS
	(Cost $23,403,201)	27,678,140
	EXCHANGE-TRADED FUNDS — 7.9%
27,754	Direxion Daily FTSE China Bull 3X Shares	775,447
31,670	KraneShares CSI China Internet ETF	926,031

AXS Esoterica NextG Economy ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2024 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
38,518	Xtrackers Harvest CSI 300 China A-Shares ETF	$1,019,571
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $3,019,029)	2,721,049
	TOTAL INVESTMENTS — 88.0%
	(Cost $26,422,230)	30,399,189
	Other Assets in Excess of Liabilities — 12.0%	4,138,084
	TOTAL NET ASSETS — 100.0%	$34,537,273

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $719,056, which represents 2.08% of total net assets of the Fund.